VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—3.7%
U.S. Treasury Bonds
2.500%, 2/15/46	$ 1,484	$ 1,605
3.000%, 8/15/48	485	578
1.250%, 5/15/50	145	119
1.375%, 8/15/50	595	502
1.875%, 2/15/51	720	686
2.000%, 8/15/51	50	49
U.S. Treasury Notes
0.125%, 5/31/22	110	110
1.125%, 2/15/31	155	150
1.250%, 8/15/31	50	49
Total U.S. Government Securities (Identified Cost $3,527)		3,848

Municipal Bonds—1.1%
California—0.5%
San Diego County Regional Airport Authority Rental Car Center Project Series B - Taxable 5.594%, 7/1/43	275	305
Santa Clara Valley Water District Series B, Taxable 2.967%, 6/1/50	65	64
University of California, Series B-A, Taxable 4.428%, 5/15/48	75	83
		452

Idaho—0.1%
Idaho Health Facilities Authority St. Luke’s Health System Revenue Taxable 5.020%, 3/1/48	90	114
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	10	11
Texas—0.2%
City of San Antonio, General Obligation Taxable 1.963%, 2/1/33	70	69
State of Texas, General Obligation Taxable 3.211%, 4/1/44	25	26
Texas Public Finance Authority Revenue Taxable 2.140%, 2/1/35	55	53
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	25	30
		178

Virginia—0.3%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	135	148
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	190	199
		347

Total Municipal Bonds (Identified Cost $1,020)		1,102

	Par Value	Value

Foreign Government Securities—0.1%
Bolivarian Republic of Venezuela 9.375%, 1/13/34(1)	$ 65	$ 7
United Mexican States 4.750%, 3/8/44	54	58
Total Foreign Government Securities (Identified Cost $105)		65

Mortgage-Backed Securities—6.0%
Agency—0.2%
Federal National Mortgage Association
Pool #254007 6.500%, 10/1/31	1	1
Pool #656288 6.000%, 9/1/32	2	2
Pool #835144 5.000%, 10/1/35	11	13
Pool #882224 6.000%, 9/1/36	1	1
Pool #914724 5.500%, 4/1/37	2	3
Pool #940524 5.500%, 7/1/37	9	10
Pool #949301 6.000%, 10/1/37	2	2
Pool #975097 5.000%, 6/1/38	9	10
Pool #929637 5.500%, 6/1/38	2	2
Pool #986012 5.500%, 6/1/38	2	2
Pool #994383 5.500%, 11/1/38	5	6
Pool #991124 5.000%, 1/1/39	2	3
Pool #994322 6.000%, 1/1/39	3	4
Pool #AA4418 4.500%, 3/1/39	4	5
Pool #AA4434 5.000%, 3/1/39	4	5
Pool #AA4436 6.000%, 3/1/39	4	4
Pool #CA4128 3.000%, 9/1/49	45	47
Pool #MA3803 3.500%, 10/1/49	89	94
Government National Mortgage Association
Pool #368053 6.500%, 11/15/23	1	1
Pool #351336 6.500%, 12/15/23	—(2)	—(2)
Pool #385198 6.500%, 2/15/24	5	5
Pool #563381 6.500%, 11/15/31	9	10
		230

See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—5.8%
ACRES Commercial Realty Corp. 2020-RSO8, A (SOFR30A + 1.264%, Cap N/A, Floor 1.150%) 144A 1.314%, 3/15/35(3)(4)(5)	$ 9	$ 9
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(3)(5)	61	62
American Homes 4 Rent Trust
2015-SFR1, A 144A 3.467%, 4/17/52(3)	97	102
2015-SFR2, C 144A 4.691%, 10/17/52(3)	110	119
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(3)	100	101
2020-SFR2, D 144A 3.282%, 7/17/37(3)	100	103
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(3)(5)	40	40
2019-2, A1 144A 3.347%, 4/25/49(3)(5)	42	43
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A 4.250%, 4/28/55(3)	100	103
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(3)(5)	100	104
BX Trust
2018-GW, B (1 month LIBOR + 1.020%, Cap N/A, Floor 1.020%) 144A 1.104%, 5/15/35(3)(5)	125	125
2019-OC11, D 144A 4.075%, 12/9/41(3)(5)	80	85
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(3)	95	96
Citigroup Commercial Mortgage Trust 2015-GC27, A4 2.878%, 2/10/48	79	82
Citigroup Mortgage Loan Trust, Inc.
2004-NCM2, 2CB2 6.750%, 8/25/34	32	34
2014-A, A 144A 4.000%, 1/25/35(3)(5)	13	14
2019-IMC1, A1 144A 2.720%, 7/25/49(3)(5)	29	30
2015-A, A1 144A 3.500%, 6/25/58(3)(5)	3	3
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(3)(5)	84	84
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(3)	70	72
Corevest American Finance Trust 2020-1, A1 144A 1.832%, 3/15/50(3)	84	85
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 1.064%, 5/15/36(3)(5)	100	100
Credit Suisse Mortgage Capital Trust
2020-RPL4, A1 144A 2.000%, 1/25/60(3)(5)	73	75
2021-NQM1, A1 144A 0.809%, 5/25/65(3)(5)	75	75
2013-HYB1, A16 144A 2.941%, 4/25/43(3)(5)	1	1
	Par Value	Value

Non-Agency—continued
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(3)(5)	$ 100	$ 100
FirstKey Homes Trust
2020-SFR2, B 144A 1.567%, 10/19/37(3)	115	115
2021-SFR1, D 144A 2.189%, 8/17/38(3)	75	75
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(3)(5)	12	12
2020-H1, A1 144A 2.310%, 1/25/60(3)(5)	21	21
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(3)(5)	35	35
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(3)(5)	37	38
GS Mortgage Securities Corp. Trust 2012-ALOH, A 144A 3.551%, 4/10/34(3)	100	101
GS Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(5)	80	85
GS Mortgage-Backed Securities Trust 2020-NQM1, A3 144A 2.352%, 9/27/60(3)(5)	47	48
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(3)	89	87
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(3)(5)	34	34
2005-A5, 1A2 2.374%, 8/25/35(5)	11	11
2016-SH1, M2 144A 3.750%, 4/25/45(3)(5)	36	36
2016-SH2, M2 144A 3.750%, 12/25/45(3)(5)	37	38
2017-5, A1 144A 3.090%, 10/26/48(3)(5)	72	73
JPMorgan Chase WaMu Mortgage Pass-Through Certificates Trust 2003-AR6, A1 2.557%, 6/25/33(5)	17	17
Mello Warehouse Securitization Trust 2021-2, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.186%, 4/25/55(3)(5)	25	25
MetLife Securitization Trust
2017-1A, M1 144A 3.480%, 4/25/55(3)(5)	100	104
2019-1A, A1A 144A 3.750%, 4/25/58(3)(5)	46	48
Mill City Mortgage Loan Trust 2019-1, M2 144A 3.500%, 10/25/69(3)(5)	100	106
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, AS 3.561%, 4/15/48	225	236
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(3)(5)	31	32
2015-2A, A1 144A 3.750%, 8/25/55(3)(5)	55	58
2016-1A, A1 144A 3.750%, 3/25/56(3)(5)	24	25
2016-3A, A1 144A 3.750%, 9/25/56(3)(5)	30	32
2016-3A, B1 144A 4.000%, 9/25/56(3)(5)	94	100
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2016-4A, A1 144A 3.750%, 11/25/56(3)(5)	$ 86	$ 92
2016-4A, B1A 144A 4.500%, 11/25/56(3)(5)	82	89
2021-NQ2R, A1 144A 0.941%, 10/25/58(3)(5)	73	73
2020-1A, A1B 144A 3.500%, 10/25/59(3)(5)	65	68
2016-2A, A1 144A 3.750%, 11/26/35(3)(5)	69	73
NewRez Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.050%, Cap N/A, Floor 1.050%) 144A 1.136%, 5/25/55(3)(5)	35	35
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(3)(5)	99	99
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%, Cap 11.00%, Floor 1.725%) 1.811%, 3/25/35(5)	4	4
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(3)(5)	22	22
2018-EXP2, 1A1 144A 4.000%, 7/25/58(3)(5)	5	5
2021-NQM3, A1 144A 1.054%, 7/25/61(3)(5)	49	49
Preston Ridge Partners Mortgage LLC
2020-3, A1 144A 2.857%, 9/25/25(3)(5)	79	79
2020-6, A1 144A 2.363%, 11/25/25(3)(5)	78	78
2021-2, A1 144A 2.115%, 3/25/26(3)(5)	90	90
2021-3, A1 144A 1.867%, 4/25/26(3)(5)	92	93
Progress Residential Trust 2021-SFR3, D 144A 2.288%, 5/17/26(3)	100	100
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(5)	28	28
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(5)	41	41
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(3)(5)	26	27
SG Residential Mortgage Trust
2019-3, A1 144A 2.703%, 9/25/59(3)(5)	41	42
2021-1, A3 144A 1.560%, 7/25/61(3)(5)	48	48
Towd Point Mortgage Trust
2016-3, M1 144A 3.500%, 4/25/56(3)(5)	145	150
2017-4, A2 144A 3.000%, 6/25/57(3)(5)	100	104
2018-6, A2 144A 3.750%, 3/25/58(3)(5)	110	116
2019-4, A2 144A 3.250%, 10/25/59(3)(5)	100	106
2020-MH1, A2 144A 2.500%, 2/25/60(3)(5)	100	100
Towd Point Trust 2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 0.986%, 4/25/48(3)(5)	53	54
	Par Value	Value

Non-Agency—continued
Tricon American Homes Trust
2017-SFR1, A 144A 2.716%, 9/17/34(3)	$ 96	$ 96
2019-SFR1, C 144A 3.149%, 3/17/38(3)	100	103
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(3)	100	101
VCAT LLC
2021-NPL2, A1 144A 2.115%, 3/27/51(3)(5)	85	86
2021-NPL3, A1 144A 1.743%, 5/25/51(3)(5)	90	90
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(3)(5)	83	83
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(3)	66	67
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	40	42
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(3)(5)	46	47
		6,019

Total Mortgage-Backed Securities (Identified Cost $6,152)		6,249

Asset-Backed Securities—2.6%
Automobiles—1.4%
ACC Auto Trust 2021-A, B 144A 1.790%, 4/15/27(3)	65	65
American Credit Acceptance Receivables Trust
2019-2, C 144A 3.170%, 6/12/25(3)	42	42
2021-3, C 144A 0.980%, 11/15/27(3)	65	65
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	85	86
Carvana Auto Receivables Trust 2021-N2, C 1.070%, 3/10/28	65	65
Drive Auto Receivables Trust
2018-4, D 4.090%, 1/15/26	89	90
2019-4, C 2.510%, 11/17/25	85	86
Exeter Automobile Receivables Trust
2019-3A, C 144A 2.790%, 5/15/24(3)	71	72
2019-2A, C 144A 3.300%, 3/15/24(3)	49	49
2018-4A, D 144A 4.350%, 9/16/24(3)	100	103
Flagship Credit Auto Trust
2020-3, C 144A 1.730%, 9/15/26(3)	75	76
2021-1, C 144A 0.910%, 3/15/27(3)	85	84
GLS Auto Receivables Issuer Trust
2019-2A, B 144A 3.320%, 3/15/24(3)	70	71
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2020-1A, B 144A 2.430%, 11/15/24(3)	$ 115	$ 116
GLS Auto Receivables Trust 2018-3A, C 144A 4.180%, 7/15/24(3)	130	133
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(3)	85	87
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(3)	100	102
United Auto Credit Securitization Trust 2021-1, C 144A 0.840%, 6/10/26(3)	80	80
		1,472

Consumer Loans—0.1%
Affirm Asset Securitization Trust 2021-A, A 144A 0.880%, 8/15/25(3)	100	100
Credit Card—0.3%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(3)	60	60
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(3)	100	101
Genesis Private Label Amortizing Trust 2020-1, B 144A 2.830%, 7/20/30(3)	86	85
		246

Other—0.8%
Amur Equipment Finance Receivables VI LLC 2018-2A, A2 144A 3.890%, 7/20/22(3)	18	19
Aqua Finance Trust 2019-A, C 144A 4.010%, 7/16/40(3)	100	104
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(3)	74	77
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(3)	61	62
BXG Receivables Note Trust 2017-A, A 144A 2.950%, 10/4/32(3)	53	54
Dext ABS LLC
2020-1, A 144A 1.460%, 2/16/27(3)	59	59
2020-1, B 144A 1.920%, 11/15/27(3)	65	65
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(3)	18	18
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	80	85
Lendmark Funding Trust 2019-1A, A 144A 3.000%, 12/20/27(3)	100	102
Mariner Finance Issuance Trust 2019-AA, A 144A 2.960%, 7/20/32(3)	100	102
Octane Receivables Trust 2020-1A, A 144A 1.710%, 2/20/25(3)	52	52
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(3)	46	48
		847

Student Loan—0.0%
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(3)	10	10
	Par Value	Value

Student Loan—continued
SoFi Professional Loan Program LLC 2016-A, A2 144A 2.760%, 12/26/36(3)	$ 11	$ 11
		21

Total Asset-Backed Securities (Identified Cost $2,651)		2,686

Corporate Bonds and Notes—7.9%
Communication Services—0.4%
CommScope, Inc. 144A 4.750%, 9/1/29(3)	5	5
Diamond Sports Group LLC 144A 5.375%, 8/15/26(3)	40	26
DIRECTV Holdings LLC 144A 5.875%, 8/15/27(3)	10	10
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(3)	65	66
Sprint Spectrum Co. LLC 144A 5.152%, 3/20/28(3)	200	229
T-Mobile USA, Inc. 3.875%, 4/15/30	90	99
Verizon Communications, Inc. 2.550%, 3/21/31	36	36
		471

Consumer Discretionary—0.5%
American Builders & Contractors Supply Co., Inc. 144A 4.000%, 1/15/28(3)	60	61
Aramark Services, Inc. 144A 6.375%, 5/1/25(3)	30	32
Brunswick Corp. 2.400%, 8/18/31	46	44
Ford Motor Co. 9.000%, 4/22/25	57	69
Gap, Inc. (The) 144A 3.875%, 10/1/31(3)	25	25
General Motors Financial Co., Inc. 1.250%, 1/8/26	70	69
Hanesbrands, Inc. 144A 5.375%, 5/15/25(3)	55	58
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(3)	15	15
M/I Homes, Inc. 4.950%, 2/1/28	65	68
Marriott International, Inc. Series HH 2.850%, 4/15/31	7	7
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	45	46
		494

Consumer Staples—0.2%
Albertsons Cos., Inc. 144A 3.500%, 3/15/29(3)	5	5
Anheuser-Busch InBev Worldwide, Inc. 4.000%, 4/13/28	85	96
BAT Capital Corp. 4.906%, 4/2/30	55	63
		164

See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Energy—0.6%
Boardwalk Pipelines LP 4.950%, 12/15/24	$ 65	$ 72
Cheniere Energy Partners LP 144A 3.250%, 1/31/32(3)	35	35
Cheniere Energy, Inc. 4.625%, 10/15/28	20	21
EQM Midstream Partners LP
144A 6.000%, 7/1/25(3)	10	11
144A 6.500%, 7/1/27(3)	10	11
144A 4.750%, 1/15/31(3)	10	10
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(3)	65	66
HollyFrontier Corp. 5.875%, 4/1/26	100	115
Kinder Morgan, Inc.
4.300%, 6/1/25	45	50
7.750%, 1/15/32	25	36
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	50	51
Petroleos Mexicanos 6.500%, 3/13/27	40	42
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	60	67
Targa Resources Partners LP 5.875%, 4/15/26	40	42
		629

Financials—3.6%
Allstate Corp. (The) Series B 5.750%, 8/15/53	145	157
Ally Financial, Inc. Series B 4.700% (6)	52	54
Ares Finance Co. LLC 144A 4.000%, 10/8/24(3)	140	149
Ascot Group Ltd. 144A 4.250%, 12/15/30(3)	65	69
Athene Global Funding 144A 2.450%, 8/20/27(3)	70	72
Bank of America Corp.
2.687%, 4/22/32	200	204
2.482%, 9/21/36	65	64
Bank of New York Mellon Corp. (The) Series G 4.700% (6)	65	71
Blackstone Private Credit Fund 144A 2.625%, 12/15/26(3)	26	26
Blue Owl Finance LLC 144A 3.125%, 6/10/31(3)	65	64
Brighthouse Financial, Inc. 5.625%, 5/15/30	47	57
Brookfield Finance, Inc. 3.900%, 1/25/28	115	128
Capital One Financial Corp. 2.359%, 7/29/32	48	47
Charles Schwab Corp. (The) Series H 4.000% (6)	70	72
Citadel LP 144A 4.875%, 1/15/27(3)	65	70
Citigroup, Inc.
3.200%, 10/21/26	171	184
3.980%, 3/20/30	165	185
Coinbase Global, Inc. 144A 3.625%, 10/1/31(3)	50	48
	Par Value	Value

Financials—continued
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	$ 105	$ 120
Goldman Sachs Group, Inc. (The) 4.250%, 10/21/25	195	216
Icahn Enterprises LP 6.250%, 5/15/26	85	89
JPMorgan Chase & Co. 1.953%, 2/4/32	150	145
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	35	35
Liberty Mutual Group, Inc.
144A 4.569%, 2/1/29(3)	116	135
144A 4.125%, 12/15/51(3)	50	51
Lincoln National Corp. (3 month LIBOR + 2.040%) 2.174%, 4/20/67(5)	85	76
MetLife, Inc. Series G 3.850% (6)	75	78
Morgan Stanley
3.125%, 7/27/26	125	135
6.375%, 7/24/42	100	152
OneMain Finance Corp. 7.125%, 3/15/26	40	46
Prudential Financial, Inc.
5.875%, 9/15/42	100	104
5.625%, 6/15/43	65	69
Santander Holdings USA, Inc. 4.400%, 7/13/27	100	112
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	75	78
Toronto-Dominion Bank (The) 3.625%, 9/15/31	95	104
Wells Fargo & Co.
2.393%, 6/2/28	135	139
Series BB 3.900%(6)	105	108
		3,713

Health Care—0.3%
Anthem, Inc. 2.875%, 9/15/29	65	68
Centene Corp. 4.625%, 12/15/29	25	27
HCA, Inc. 5.250%, 6/15/49	50	64
Illumina, Inc. 2.550%, 3/23/31	57	58
Mozart Debt Merger Sub, Inc. 144A 3.875%, 4/1/29(3)	15	15
Tenet Healthcare Corp. 144A 7.500%, 4/1/25(3)	5	5
Universal Health Services, Inc. 144A 2.650%, 1/15/32(3)	45	45
Viatris, Inc. 144A 2.700%, 6/22/30(3)	80	81
		363

Industrials—0.4%
Aviation Capital Group LLC 144A 3.875%, 5/1/23(3)	73	76
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	55	59
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Industrials—continued
Boeing Co. (The)
5.150%, 5/1/30	$ 40	$ 47
5.930%, 5/1/60	18	25
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(3)	55	55
GFL Environmental, Inc. 144A 3.750%, 8/1/25(3)	45	46
Huntington Ingalls Industries, Inc. 144A 2.043%, 8/16/28(3)	66	65
TransDigm, Inc. 144A 6.250%, 3/15/26(3)	35	37
		410

Information Technology—0.7%
Broadcom, Inc. 144A 2.450%, 2/15/31(3)	98	95
Citrix Systems, Inc. 3.300%, 3/1/30	110	112
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(3)	5	5
144A 6.500%, 10/15/28(3)	10	11
Flex Ltd. 3.750%, 2/1/26	56	61
HP, Inc. 3.400%, 6/17/30	90	96
Leidos, Inc. 2.300%, 2/15/31	80	78
Motorola Solutions, Inc. 4.600%, 5/23/29	100	116
Science Applications International Corp. 144A 4.875%, 4/1/28(3)	55	57
Square, Inc. 144A 3.500%, 6/1/31(3)	40	41
SYNNEX Corp. 144A 2.375%, 8/9/28(3)	80	79
		751

Materials—0.3%
Celanese US Holdings LLC 3.500%, 5/8/24	70	75
Freeport-McMoRan, Inc. 5.450%, 3/15/43	45	55
Glencore Funding LLC 144A 2.850%, 4/27/31(3)	75	75
International Flavors & Fragrances, Inc. 144A 2.300%, 11/1/30(3)	60	60
Louisiana-Pacific Corp. 144A 3.625%, 3/15/29(3)	30	30
		295

Real Estate—0.8%
American Assets Trust LP 3.375%, 2/1/31	24	25
EPR Properties 4.750%, 12/15/26	120	131
GLP Capital LP 5.750%, 6/1/28	100	117
MPT Operating Partnership LP
5.000%, 10/15/27	35	37
4.625%, 8/1/29	15	16
3.500%, 3/15/31	45	46
	Par Value	Value

Real Estate—continued
Office Properties Income Trust 4.500%, 2/1/25	$ 135	$ 145
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	32	32
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	105	112
Retail Properties of America, Inc. 4.750%, 9/15/30	70	77
Service Properties Trust 4.500%, 3/15/25	105	105
		843

Utilities—0.1%
Exelon Corp. 3.497%, 6/1/22	24	25
Puget Energy, Inc. 144A 2.379%, 6/15/28(3)	39	39
Southern Co. (The) Series A 3.750%, 9/15/51	69	70
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/49(3)(4)	65	—
		134

Total Corporate Bonds and Notes (Identified Cost $7,886)		8,267

Leveraged Loans—1.4%
Aerospace—0.2%
Brown Group Holding LLC (3 month LIBOR + 2.750%) 3.250%, 6/7/28(5)	37	37
KKR Apple Bidco LLC (1 month LIBOR + 3.000%) 3.500%, 9/22/28(5)	50	50
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(5)	60	64
TransDigm, Inc. Tranche E (1 month LIBOR + 2.250%) 2.334%, 5/30/25(5)	34	33
		184

Chemicals—0.1%
Ineos U.S. Finance LLC 2024 (3 month LIBOR + 2.000%) 2.084%, 4/1/24(5)	69	69
Ineos U.S. Petrochem LLC 2026, Tranche B (1 month LIBOR + 2.750%) 3.250%, 1/29/26(5)	40	40
Trinseo Materials Operating SCA 2021 (1 month LIBOR + 2.500%) 2.584%, 5/3/28(5)	40	40
		149

Consumer Durables—0.0%
Resideo Funding, Inc. Tranche B (1 month LIBOR + 2.250%) 2.750%, 2/11/28(5)	30	30
Energy—0.0%
DT Midstream, Inc. (3 month LIBOR + 2.000%) 2.500%, 6/26/28(5)	15	15
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 10/5/28(5)(7)	10	10
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Energy—continued
Paragon Offshore Finance Co. (3 month PRIME + 1.750%) 3.250%, 7/16/21(1)(4)(5)	$ —(2)	$ —
		25

Financial—0.1%
Avolon TLB Borrower 1 U.S. LLC Tranche B-5 (1 month LIBOR + 2.250%) 2.750%, 12/1/27(5)	30	30
Citadel Securities LP 2021 (1 month LIBOR + 2.500%) 2.584%, 2/2/28(5)	55	54
		84

Food / Tobacco—0.1%
Aramark Services, Inc. Tranche B-4 (1 month LIBOR + 1.750%) 1.834%, 1/15/27(5)	14	14
Hostess Brands LLC 2019, Tranche B (1 month LIBOR + 2.250%) 3.000%, 8/3/25(5)	50	49
JBS USA Lux S.A. (1 month LIBOR + 2.000%) 2.084%, 5/1/26(5)	54	54
		117

Forest Prod / Containers—0.1%
Berry Global, Inc. Tranche Z (2 month LIBOR + 1.750%) 1.856%, 7/1/26(5)	49	48
Gaming / Leisure—0.1%
Aristocrat Technologies, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/19/24(5)	20	20
Hilton Grand Vacations Borrower LLC (1 month LIBOR + 3.000%) 3.500%, 8/2/28(5)	5	5
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 1.833%, 6/22/26(5)	55	55
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.500%, 2/8/27(5)	19	19
		99

Health Care—0.2%
Agiliti Health, Inc. (3 month LIBOR + 2.750%) 0.000%, 1/4/26(5)(7)	15	15
Bausch Health Cos., Inc. (1 month LIBOR + 3.000%) 3.084%, 6/2/25(5)	3	3
Elanco Animal Health, Inc. (1 month LIBOR + 1.750%) 1.836%, 8/1/27(5)	49	49
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 1.882%, 6/11/25(5)	63	63
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.834%, 11/17/25(5)	45	44
Medline Borrower LP (3 month LIBOR + 3.250%) 0.000%, 10/23/28(5)(7)	15	15
PPD, Inc. (1 month LIBOR + 2.000%) 2.500%, 1/13/28(5)	5	5
		194

	Par Value	Value

Housing—0.2%
Quikrete Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 0.000%, 1/31/27(5)(7)	$ 35	$ 35
Standard Industries, Inc. Tranche B (3 month LIBOR + 2.500%) 0.000%, 9/22/28(5)(7)	65	65
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 2.084%, 11/21/24(5)	68	68
		168

Information Technology—0.1%
CCC Intelligent Solutions, Inc. (3 month LIBOR + 2.500%) 3.000%, 9/21/28(5)	5	5
Tenable, Inc. (3 month LIBOR + 2.750%) 3.250%, 7/7/28(5)	55	55
		60

Manufacturing—0.0%
NCR Corp. (3 month LIBOR + 2.500%) 2.630%, 8/28/26(5)	44	44
Media / Telecom - Broadcasting—0.0%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 2.586%, 9/18/26(5)	43	43
Media / Telecom - Cable/Wireless Video—0.1%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 2.334%, 1/15/26(5)	63	63
Virgin Media Bristol LLC Tranche Q (1 month LIBOR + 3.250%) 3.334%, 1/31/29(5)	10	10
		73

Media / Telecom - Telecommunications—0.0%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.334%, 3/15/27(5)	20	19
Media / Telecom - Wireless Communications—0.0%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 1.840%, 4/11/25(5)	39	38
Retail—0.0%
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/11/28(5)	25	25
Service—0.1%
WEX, Inc. Tranche B (1 month LIBOR + 2.250%) 2.334%, 3/31/28(5)	50	50
Total Leveraged Loans (Identified Cost $1,448)		1,450

Shares
Preferred Stocks—0.2%
Financials—0.1%
MetLife, Inc. Series D, 5.875%(8)	40(9)	47
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Shares	Value
Financials—continued
Truist Financial Corp. Series Q, 5.100%	70(9)	$ 81
		128

Industrials—0.1%
General Electric Co. Series D, 3.446%(5)	90(9)	88
Total Preferred Stocks (Identified Cost $200)		216

Common Stocks—75.2%
Communication Services—11.3%
Adevinta ASA Class B(10)	17,148	294
Ascential plc(10)	78,297	432
Auto Trader Group plc	73,031	576
Autohome, Inc. ADR	2,985	140
CTS Eventim AG & Co. KGaA(10)	2,551	192
Facebook, Inc. Class A(10)	10,894	3,697
Infrastrutture Wireless Italiane SpA	46,785	521
Karnov Group AB Class B	24,980	152
MarkLines Co., Ltd.	5,900	164
Netflix, Inc.(10)	3,606	2,201
New Work SE	1,423	348
Rightmove plc	74,365	683
Tencent Holdings Ltd. Unsponsored ADR	23,416	1,399
Yandex N.V. Class A(10)	3,948	315
ZoomInfo Technologies, Inc. Class A(10)	10,837	663
		11,777

Consumer Discretionary—14.4%
Airbnb, Inc. Class A(10)	5,140	862
Alibaba Group Holding Ltd. Sponsored ADR(10)	10,498	1,554
Allegro.eu S.A.(10)	35,335	513
Amazon.com, Inc.(10)	1,515	4,977
Home Depot, Inc. (The)	2,568	843
Marriott International, Inc. Class A(10)	4,928	730
Max Stock Ltd.	61,367	219
MercadoLibre, Inc.(10)	978	1,642
Mercari, Inc.(10)	7,000	387
NIKE, Inc. Class B	11,145	1,619
Redbubble Ltd.(10)	124,647	389
Ross Stores, Inc.	7,240	788
Sonans Holding AS(10)	68,011	395
Vasta Platform Ltd. Class A(10)	20,501	94
		15,012

Consumer Staples—3.2%
BIM Birlesik Magazalar AS	46,334	333
Estee Lauder Cos., Inc. (The) Class A	2,309	693
Heineken Malaysia Bhd	28,800	159
McCormick & Co., Inc.	5,826	472
Monster Beverage Corp.(10)	8,816	783
Procter & Gamble Co. (The)	5,975	835
		3,275

Energy—0.4%
Frontera Energy Corp.(10)	1,088	7
Pason Systems, Inc.	52,809	359
		366

	Shares	Value

Financials—4.9%
Bank of America Corp.	29,636	$ 1,258
Cerved Group SpA(10)	13,196	156
CME Group, Inc. Class A	2,558	495
Gruppo Mutuionline SpA	7,716	381
Kaspi.KZ JSC GDR, 144A(3)	4,552	485
MarketAxess Holdings, Inc.	1,996	840
Mortgage Advice Bureau Holdings Ltd.	19,798	305
Nordnet AB publ	20,174	361
Progressive Corp. (The)	3,805	344
Sabre Insurance Group plc	61,675	181
VNV Global AB(10)	28,371	339
		5,145

Health Care—3.9%
Danaher Corp.	4,810	1,464
Haw Par Corp., Ltd.	40,900	347
HealthEquity, Inc.(10)	5,494	356
Nakanishi, Inc.	8,500	194
Zoetis, Inc. Class A	8,753	1,699
		4,060

Industrials—9.8%
Boa Vista Servicos S.A.	101,179	236
BTS Group AB Class B	6,643	275
CAE, Inc.(10)	16,433	491
CoStar Group, Inc.(10)	13,863	1,193
Enento Group Oyj(10)	6,630	271
Equifax, Inc.	2,577	653
Fair Isaac Corp.(10)	1,457	580
Haitian International Holdings Ltd.	98,000	304
HeadHunter Group plc ADR	18,669	911
Knorr-Bremse AG	4,667	499
Marel HF	73,414	501
Meitec Corp.	4,900	270
MTU Aero Engines AG	1,880	423
Roper Technologies, Inc.	2,290	1,022
Rotork plc	33,075	155
S-1 Corp.	7,585	536
Uber Technologies, Inc.(10)	23,755	1,064
Voltronic Power Technology Corp.	7,330	447
Wolters Kluwer N.V.	3,636	385
		10,216

Information Technology—26.4%
Accenture plc Class A	3,295	1,054
Admicom Oyj	1,213	130
Alten S.A.	2,855	418
Amphenol Corp. Class A	20,387	1,493
Avalara, Inc.(10)	11,773	2,058
Bill.com Holdings, Inc.(10)	21,288	5,683
Bouvet ASA	42,834	289
Brockhaus Capital Management AG(10)	5,054	129
DocuSign, Inc.(10)	2,328	599
Duck Creek Technologies, Inc.(10)	29,135	1,289
FDM Group Holdings plc	14,736	252
Fineos Corp., Ltd. CDI(10)	24,069	75
Mintra Holding AS(10)	32,921	22
MongoDB, Inc. Class A(10)	1,307	616
NVIDIA Corp.	19,344	4,007
Paycom Software, Inc.(10)	5,659	2,805
SimCorp A/S	1,289	152
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Shares	Value

Information Technology—continued
Snowflake, Inc. Class A(10)	2,959	$ 895
Trade Desk, Inc. (The) Class A(10)	18,800	1,322
Visa, Inc. Class A	11,835	2,636
Webcash Corp.	3,971	102
Workday, Inc. Class A(10)	5,827	1,456
		27,482

Materials—0.9%
Corp. Moctezuma SAB de C.V.	63,313	214
Ecolab, Inc.	3,359	701
		915

Total Common Stocks (Identified Cost $35,704)		78,248

Exchange-Traded Fund—0.1%
VanEck High Yield Muni ETF(8)(11)	1,151	72
Total Exchange-Traded Fund (Identified Cost $72)		72

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(4)(10)	1,084	1
Total Rights (Identified Cost $1)		1

Warrant—0.0%
Financials—0.0%
VNV Global AB(10)	12,500	17
Total Warrant (Identified Cost $—)		17

Total Long-Term Investments—98.3% (Identified Cost $58,766)		102,221

Short-Term Investment—2.0%
Money Market Mutual Fund—2.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(11)	2,028,464	2,028
Total Short-Term Investment (Identified Cost $2,028)		2,028

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(11)(12)	118,886	119
Total Securities Lending Collateral (Identified Cost $119)		119

TOTAL INVESTMENTS—100.4% (Identified Cost $60,913)		$104,368
Other assets and liabilities, net—(0.4)%		(389)
NET ASSETS—100.0%		$103,979
Abbreviations:
ABS	Asset-Backed Securities
ADR	American Depositary Receipt
BAM	Build America Municipal Insured
CDI	CREST Depositary Interest
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
GS	Goldman Sachs & Co.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
SOFR30A	Secured Overnight Financing Rate 30 Day Average
WaMu	Washington Mutual

Footnote Legend:
(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Amount is less than $500.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities amounted to a value of $10,712 or 10.3% of net assets.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Variable rate security. Rate disclosed is as of September 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	No contractual maturity date.
(7)	This loan will settle after September 30, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(8)	All or a portion of security is on loan.
(9)	Value shown as par value.
(10)	Non-income producing.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	85%
Italy	2
China	2
Brazil	2
United Kingdom	2
Canada	1
Germany	1
Other	5
Total	100%
† % of total investments as of September 30, 2021.
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Series’ investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$2,686	$—	$2,686	$—
Corporate Bonds and Notes	8,267	—	8,267	—(1)
Foreign Government Securities	65	—	65	—
Leveraged Loans	1,450	—	1,450	—(1)
Mortgage-Backed Securities	6,249	—	6,240	9
Municipal Bonds	1,102	—	1,102	—
U.S. Government Securities	3,848	—	3,848	—
Equity Securities:
Common Stocks	78,248	64,592	13,656	—
Preferred Stocks	216	—	216	—
Rights	1	—	—	1
Warrant	17	17	—	—
Securities Lending Collateral	119	119	—	—
Exchange-Traded Fund	72	72	—	—
Money Market Mutual Fund	2,028	2,028	—	—
Total Investments	$104,368	$66,828	$37,530	$10

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Series with an end of period value of $10 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Series’ investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended September 30, 2021.
See Notes to Schedule of Investments

VIRTUS STRATEGIC ALLOCATION SERIES
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
Note 1. Security Valuation
The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities,and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Series’ most recent semi or annual report.